Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Feb. 22, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class I
Risk/Return:
Trading Symbol	ALARX
Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund | Alger Capital Appreciation Institutional Fund Class R
Risk/Return:
Trading Symbol	ACARX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class R
Risk/Return:
Trading Symbol	ALGIX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class Z
Risk/Return:
Trading Symbol	ALZFX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class I
Risk/Return:
Trading Symbol	ALGRX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class A
Risk/Return:
Trading Symbol	ALAFX
Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund | Alger Capital Appreciation Focus Fund Class C
Risk/Return:
Trading Symbol	ALCFX
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALMRX
Alger Mid Cap Growth Institutional Fund | Alger Mid Cap Growth Institutional Fund | Alger MidCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	AGIRX
Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class I
Risk/Return:
Trading Symbol	ALSRX
Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund | Alger SmallCap Growth Institutional Fund Class R
Risk/Return:
Trading Symbol	ASIRX